Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Feb. 28, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022
Long-Term Debt, net
Total long-term debt	$ 770,326		$ 744,546
Less: Deferred finance costs, net	(9,132)		(9,763)
Less: Current portion	(37,660)		(35,220)
Total long-term debt net of current portion and deferred finance costs	723,534		699,563
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	82,400		86,200
Credit facility	130,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt	36,500		40,250
Credit facility	55,250		55,250	$ 55,250		$ 55,250
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Long-term debt	388,660		355,330
Credit facility	450,000		450,000		$ 450,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500		382,500	$ 382,500		$ 382,500
Syndicated 850.0 million facility
Long-Term Debt, net
Credit facility	850,000	$ 850,000	850,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	$ 262,766		$ 262,766